SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 26, 2014
Accounting Policies [Abstract]
Debt Instruments, Carrying Amount and Fair Values
The carrying amount and fair value of the financial instruments as of December 26, 2014 and December 27, 2013 were as follows (in thousands):

	Successor
	December 26, 2014		December 27, 2013
Description	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Term Loan Facility (1) (2)	$346,599	$333,480	$—	$—
ABL Facility	74,000	74,370	115,000	115,098
OpCo Notes (1) (3)	—	—	318,347	317,625
HoldCo Notes	365,000	379,600	365,000	398,763
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(1)
In March of 2014, Interline New Jersey entered into the Term Loan Facility and used a portion of the proceeds to finance the redemption of the OpCo Notes and discharged its remaining obligations thereunder.

(2)	As of December 26, 2014, the carrying amount of the Term Loan Facility included an unamortized original issue discount of $0.8 million.

(3)	As of December 27, 2013, the OpCo notes included an unamortized fair value premium of $18.3 million recorded as a result of the Merger.

Property and Equipment, Estimated Useful Lives
Depreciation and amortization, including assets under capital leases, is computed using the straight-line method based upon estimated useful lives of the assets as follows (in years):

Buildings	39	-	40
Machinery and equipment	2	-	7
Office furniture and equipment	3	-	7
Vehicles	2	-	5
Leasehold improvements	1	-	10

Schedule of Capitalized Software Amortization
Capitalized software costs and associated amortization expense during 2014, 2013 and 2012 were as follows (in thousands):

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
Capitalized software costs	$6,119	$4,843	$376	$3,107
Amortization expense of capitalized software costs	$3,780	$3,001	$218	$2,387

Schedule of Shipping and Handling Costs
Shipping and handling costs were as follows (in thousands):

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
Shipping and handling costs	$76,739	$72,238	$18,800	$41,241

Schedule of Advertising Expense
Advertising expense, net of co-op advertising, and co-op advertising was as follows (in thousands):

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
Advertising expense, net of co-op advertising	$1,723	$1,786	$381	$867
Co-op advertising expense	$2,566	$2,570	$651	$1,796

Revenue from External Customers by Products and Services
The Company’s net sales by product category were as follows (in thousands):

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
Product Category(1)	December 26, 2014	December 27, 2013
JanSan	$757,338	$722,368	$170,158	$378,944
Plumbing	296,833	285,004	77,593	178,207
Hardware, tools and fixtures	148,817	133,736	33,918	76,855
HVAC	130,664	127,403	32,593	81,330
Electrical and lighting	88,632	84,605	22,853	51,676
Appliances and parts	92,667	81,875	20,856	48,762
Security and safety	72,154	68,320	18,901	41,341
Other	89,116	94,744	27,721	60,637
Total	$1,676,221	$1,598,055	$404,593	$917,752
____________________

(1)
The Company continually refines its product classification groupings and, as a result, stock keeping units are     periodically realigned within product categories. Therefore, the prior periods in this table have been recast to be consistent with current presentation.